ORGANIZATION AND PRINCIPAL ACTIVITIES - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,301		¥ 3,198	¥ 22,482	¥ 1,990
Restricted Cash	22		0	147	¥ 0
Due from related party	3,275		33,890	22,305
Accounts receivable	457		1,481	3,111
Advances to suppliers	363		538	2,473
Inventories	1,992		28,527	13,568
Other current assets	45		1,588	312
Total current assets	9,455		69,222	64,398
Land use rights, net	1,437		12,913	9,785
Plant and equipment, net	16,953		149,116	115,451
Acquired intangible assets, net	683		5,469	4,648
Other assets	15		2,393	97
Total assets	37,427		261,112	254,883
Current liabilities
Current portion of long-term borrowings			78,611
Accounts payable	1,409		9,723	9,597
Due to related parties	3,888		42,633	26,481
Advances from customers	9,499		52,244	64,690
Other payables and accrued expenses	9,988		56,675	68,004
Total current liabilities	25,983		247,802	176,940
Long-term borrowings	20,214			137,660
Other long-term liability	3,388		28,785	23,074
Total liabilities	49,977		276,587	340,345
Variable Interest Entity [Member]
Current assets:
Cash and cash equivalents	30		322	206
Due from related party	0		33,290	0
Accounts receivable	161		784	1,099
Advances to suppliers	55		83	377
Inventories	1,486		23,199	10,118
Other current assets	188		2,140	1,279
Total current assets	1,920		59,818	13,079
Land use rights, net	1,437		12,913	9,785
Plant and equipment, net	16,936		149,175	115,338
Equity investments	0		16,347	0
Acquired intangible assets, net	13		113	87
Other assets	844		6,356	5,749
Total assets	21,150		244,722	144,038
Current liabilities
Current portion of long-term borrowings	0		78,611	0
Accounts payable	1,400		9,723	9,533
Due to growers	980	¥ 6,673	7,260
Due to related parties	2,969		33,859	20,217
Advances from customers	7,714		42,679	52,535
Other payables and accrued expenses	8,960		63,157	61,019
Total current liabilities	22,023		235,289	149,977
Long-term borrowings	20,214		0	137,660
Other long-term liability	3,388		28,785	23,074
Total liabilities	$ 45,625		¥ 264,074	¥ 310,711